Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	UBS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000873803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2012
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTAX
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KPAAX
UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTYX